UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

February 29, 2008

1.797939.104

CVS-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 57.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 57.0%
CONSUMER DISCRETIONARY - 4.7%
Diversified Consumer Services - 0.7%
Stewart Enterprises, Inc.:
3.125% 7/15/14 (g)	$ 12,000	$ 10,271
3.375% 7/15/16 (g)	12,000	10,167
		20,438
Hotels, Restaurants & Leisure - 1.5%
Ambassadors International, Inc. 3.75% 4/15/27 (g)	8,000	5,560
Six Flags, Inc. 4.5% 5/15/15	27,700	16,620
WMS Industries, Inc.:
2.75% 7/15/10 (g)	4,000	11,690
2.75% 7/15/10	2,800	8,183
		42,053
Internet & Catalog Retail - 0.3%
GSI Commerce, Inc. 2.5% 6/1/27 (g)	10,000	8,088
Media - 1.3%
Charter Communications, Inc. 6.5% 10/1/27	58,654	28,506
Lamar Advertising Co. 2.875% 12/31/10	8,200	9,711
		38,217
Specialty Retail - 0.9%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	2,237
Eddie Bauer Holdings, Inc. 5.25% 4/1/14 (g)	15,750	12,751
United Auto Group, Inc. 3.5% 4/1/26 (g)	10,000	10,168
		25,156
TOTAL CONSUMER DISCRETIONARY		133,952
CONSUMER STAPLES - 2.6%
Beverages - 0.9%
Molson Coors Brewing Co. 2.5% 7/30/13	20,000	25,202
Food & Staples Retailing - 1.7%
Nash-Finch Co. 1.6314% 3/15/35 (e)	36,480	16,487
The Great Atlantic & Pacific Tea Co.:
5.125% 6/15/11	8,000	8,255
6.75% 12/15/12	12,000	11,820
The Pantry, Inc. 3% 11/15/12	14,000	11,884
		48,446
TOTAL CONSUMER STAPLES		73,648
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
ENERGY - 17.6%
Energy Equipment & Services - 6.1%
Global Industries Ltd. 2.75% 8/1/27 (g)	$ 10,000	$ 8,188
Grey Wolf, Inc. 4.78% 4/1/24 (h)	3,880	4,474
Halliburton Co. 3.125% 7/15/23	47,400	96,992
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (e)(g)	5,000	5,686
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	6,863
SESI LLC 1.5% 12/15/26 (e)(g)	7,000	7,823
Transocean, Inc.:
Series B, 1.5% 12/15/37	20,000	22,225
Series C, 1.5% 12/15/37	20,000	22,250
		174,501
Oil, Gas & Consumable Fuels - 11.5%
Chesapeake Energy Corp.:
2.5% 5/15/37	97,000	121,793
2.75% 11/15/35	17,860	23,529
McMoRan Exploration Co.:
6% 7/2/08 (g)	1,000	1,204
6% 7/2/08	12,900	15,530
Peabody Energy Corp. 4.75% 12/15/66	85,000	103,488
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	24,500	57,116
St. Mary Land & Exploration Co. 3.5% 4/1/27 (g)	8,000	8,107
		330,767
TOTAL ENERGY		505,268
FINANCIALS - 0.6%
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13 (g)	5,000	5,292
Real Estate Investment Trusts - 0.4%
Ventas, Inc. 3.875% 11/15/11 (g)	12,000	12,792
TOTAL FINANCIALS		18,084
HEALTH CARE - 5.4%
Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc. 2.5% 3/29/13	2,510	6,055
Health Care Equipment & Supplies - 2.3%
Beckman Coulter, Inc. 2.5% 12/15/36 (g)	18,000	20,320
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	$ 21,000	$ 20,265
3% 5/15/16	10,000	9,650
Medtronic, Inc. 1.625% 4/15/13	8,000	8,542
SonoSite, Inc. 3.75% 7/15/14	7,000	7,186
		65,963
Health Care Providers & Services - 0.2%
Omnicare, Inc. 3.25% 12/15/35	9,000	6,143
Life Sciences Tools & Services - 2.4%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	5,384
Fisher Scientific International, Inc.:
2.5% 10/1/23 (g)	15,600	37,379
2.5% 10/1/23	7,400	17,731
Nektar Therapeutics 3.25% 9/28/12	9,000	7,001
		67,495
Pharmaceuticals - 0.3%
Alpharma, Inc. 2.125% 3/15/27	9,000	9,195
TOTAL HEALTH CARE		154,851
INDUSTRIALS - 8.3%
Aerospace & Defense - 0.5%
AAR Corp. 1.75% 2/1/26 (g)	2,500	2,750
Alliant Techsystems, Inc. 3% 8/15/24	6,400	9,569
		12,319
Airlines - 1.1%
AirTran Holdings, Inc. 7% 7/1/23	10,000	9,785
UAL Corp.:
4.5% 6/30/21 (g)	10,500	11,945
4.5% 6/30/21	5,000	5,688
US Airways Group, Inc. 7% 9/30/20 (g)	4,810	4,688
		32,106
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	1,000	683
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 1.1%
FTI Consulting, Inc. 3.75% 7/15/12 (g)	$ 11,995	$ 26,206
Waste Connections, Inc. 3.75% 4/1/26	5,000	5,551
		31,757
Construction & Engineering - 1.6%
Fluor Corp. 1.5% 2/15/24	14,950	37,197
Quanta Services, Inc. 3.75% 4/30/26 (g)	7,000	8,996
		46,193
Electrical Equipment - 1.3%
C&D Technologies, Inc.:
5.25% 11/1/25 (g)	4,400	4,214
5.25% 11/1/25	17,000	16,281
General Cable Corp. 1% 10/15/12 (g)	16,000	16,303
		36,798
Machinery - 0.6%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	4,624
2.375% 5/15/26	8,000	6,726
Trinity Industries, Inc. 3.875% 6/1/36	7,000	6,243
		17,593
Marine - 2.1%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	34,000	24,470
Horizon Lines, Inc. 4.25% 8/15/12 (g)	40,000	36,120
		60,590
TOTAL INDUSTRIALS		238,039
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 1.7%
AudioCodes Ltd. 2% 11/9/24 (g)	5,000	4,481
Ciena Corp. 0.25% 5/1/13	2,650	2,305
Finisar Corp. 2.5% 10/15/10	15,760	11,840
JDS Uniphase Corp. 1% 5/15/26 (g)	15,000	12,033
L-3 Communications Corp. 3% 8/1/35	3,000	3,720
Nortel Networks Corp. 2.125% 4/15/14 (g)	10,000	6,706
Symmetricom, Inc. 3.25% 6/15/25	11,000	9,122
		50,207
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.8%
EMC Corp. 1.75% 12/1/13 (g)	$ 17,000	$ 21,050
Hutchinson Technology, Inc. 3.25% 1/15/26	12,000	9,637
Maxtor Corp. 2.375% 8/15/12	7,500	10,599
SanDisk Corp. 1% 5/15/13	13,000	9,801
		51,087
Electronic Equipment & Instruments - 4.2%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	5,412
Flextronics International Ltd. 1% 8/1/10	30,580	29,886
Itron, Inc. 2.5% 8/1/26	32,250	51,365
L-1 Identity Solutions, Inc. 3.75% 5/15/27	10,000	8,467
Merix Corp.:
4% 5/15/13 (g)	11,250	7,313
4% 5/15/13	7,600	4,940
Newport Corp. 2.5% 2/15/12 (g)	3,750	3,089
Vishay Intertechnology, Inc. 3.625% 8/1/23	9,000	8,978
		119,450
IT Services - 1.5%
BearingPoint, Inc. 3.1% 12/15/24 (g)	8,000	3,547
DST Systems, Inc. Series A:
4.125% 8/15/23 (g)	8,300	12,812
4.125% 8/15/23	16,800	25,933
		42,292
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	49,705	38,459
6% 5/1/15	15,000	10,103
Amkor Technology, Inc. 2.5% 5/15/11	5,000	5,256
Conexant Systems, Inc. 4% 3/1/26	7,000	5,495
Credence Systems Corp.:
3.5% 5/15/10 (g)	8,000	6,710
3.5% 5/15/10	7,500	6,291
Intel Corp. 2.95% 12/15/35	38,000	35,885
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	3,750	4,031
2.625% 12/15/26	34,400	29,680
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PMC-Sierra, Inc. 2.25% 10/15/25	$ 10,000	$ 9,165
Spansion, Inc. 2.25% 6/15/16 (g)	7,267	3,336
		154,411
Software - 0.8%
Borland Software Corp. 2.75% 2/15/12 (g)	13,000	8,761
Cadence Design Systems, Inc. 1.5% 12/15/13 (g)	5,500	4,703
Symantec Corp. 1% 6/15/13 (g)	9,000	9,870
		23,334
TOTAL INFORMATION TECHNOLOGY		440,781
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. 3.5% 6/15/12	8,000	5,795
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	6,465
		12,260
Wireless Telecommunication Services - 1.4%
American Tower Corp.:
3.25% 8/1/10 (g)	6,700	21,240
3.25% 8/1/10	3,935	12,475
ICO North America, Inc. 7.5% 8/15/09 (i)	7,745	6,506
		40,221
TOTAL TELECOMMUNICATION SERVICES		52,481
UTILITIES - 0.6%
Multi-Utilities - 0.6%
CMS Energy Corp. 3.375% 7/15/23	11,800	16,242
TOTAL CONVERTIBLE BONDS		1,633,346
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
IdleAire Technologies Corp. 0% 12/15/12 (d)	12,510	3,878
TOTAL CORPORATE BONDS (Cost $1,522,440)		1,637,224
Common Stocks - 12.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.2%
IdleAire Technologies Corp. warrants 12/15/15 (a)(g)	12,510	$ 13
WABCO Holdings, Inc.	117,866	4,924
		4,937
Diversified Consumer Services - 0.4%
Service Corp. International	1,143,000	12,344
Media - 0.1%
Charter Communications, Inc. Class A (a)	3,343,900	3,217
TOTAL CONSUMER DISCRETIONARY		20,498
ENERGY - 5.2%
Energy Equipment & Services - 1.4%
National Oilwell Varco, Inc. (a)	641,800	39,984
Oil, Gas & Consumable Fuels - 3.8%
Sasol Ltd. sponsored ADR	412,600	21,129
Teekay Corp.	895,625	38,494
Valero Energy Corp.	839,072	48,473
		108,096
TOTAL ENERGY		148,080
HEALTH CARE - 1.1%
Pharmaceuticals - 1.1%
Roche Holding AG ADR (g)	320,340	31,457
INDUSTRIALS - 0.7%
Building Products - 0.6%
Trane, Inc.	353,600	15,930
Machinery - 0.1%
FreightCar America, Inc.	76,700	3,074
TOTAL INDUSTRIALS		19,004
INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Instruments - 0.1%
L-1 Identity Solutions, Inc. (a)(f)	200,000	2,392
IT Services - 0.0%
Global Cash Access Holdings, Inc. (a)	71,600	377
Semiconductors & Semiconductor Equipment - 1.2%
Amkor Technology, Inc. (a)	859,200	10,061
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
EMCORE Corp. (a)(f)	1,129,814	$ 12,484
ON Semiconductor Corp. (a)(f)	2,169,500	13,017
		35,562
TOTAL INFORMATION TECHNOLOGY		38,331
MATERIALS - 3.0%
Chemicals - 2.7%
Celanese Corp. Class A	1,413,500	54,985
Monsanto Co.	200,000	23,136
		78,121
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	141,800	8,678
TOTAL MATERIALS		86,799
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)(g)	75,132	2,985
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Mirant Corp. (a)	194,441	7,194
TOTAL COMMON STOCKS (Cost $213,976)		354,348
Convertible Preferred Stocks - 27.9%

CONSUMER DISCRETIONARY - 3.5%
Automobiles - 3.2%
Ford Motor Co. Capital Trust II 6.50%	650,000	21,652
General Motors Corp.:
Series B, 5.25%	1,750,000	31,605
Series C, 6.25%	2,076,500	40,139
		93,396
Media - 0.3%
Interpublic Group of Companies, Inc. Series B, 5.25% (g)	10,000	8,355
TOTAL CONSUMER DISCRETIONARY		101,751
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.2%
Rite Aid Corp. 5.50%	370,000	$ 5,572
Food Products - 0.7%
Bunge Ltd. 4.875%	67,000	9,179
Bunge Ltd. 5.125%	10,000	10,406
		19,585
TOTAL CONSUMER STAPLES		25,157
ENERGY - 10.0%
Energy Equipment & Services - 0.2%
Bristow Group, Inc. 5.50%	80,000	5,240
Oil, Gas & Consumable Fuels - 9.8%
Chesapeake Energy Corp.:
4.50%	170,000	19,933
5.00% (g)	149,600	19,454
El Paso Corp. 4.99%	154,990	209,632
EXCO Resources, Inc. Series A1, 7.00% (i)	2,500	25,385
Williams Companies, Inc. 5.50%	35,000	5,797
		280,201
TOTAL ENERGY		285,441
FINANCIALS - 2.7%
Consumer Finance - 0.6%
SLM Corp. Series C, 7.25%	18,300	18,620
Diversified Financial Services - 2.1%
Bank of America Corp. Series L, 7.25%	55,285	59,350
TOTAL FINANCIALS		77,970
MATERIALS - 10.5%
Chemicals - 5.0%
Celanese Corp. 4.25%	2,893,200	144,371
Convertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 5.5%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	18,400	$ 40,375
6.75%	786,500	115,857
		156,232
TOTAL MATERIALS		300,603
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. Series A, 5.75%	26,800	9,504
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $660,398)		800,426
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 3.24% (b)	57,917,936	57,918
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	10,019,925	10,020
TOTAL MONEY MARKET FUNDS (Cost $67,938)		67,938
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,464,752)		2,859,936
NET OTHER ASSETS - 0.2%		4,763
NET ASSETS - 100%		$ 2,864,699
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $605,025,000 or 21.1% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,891,000 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 25,000
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/14/07	$ 7,809
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 759
Fidelity Securities Lending Cash Central Fund	18
Total	$ 777
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,859,936	$ 422,273	$ 2,412,278	$ 25,385
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 21,676
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	3,709
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 25,385

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $2,462,706,000. Net unrealized appreciation aggregated $397,230,000, of which $565,683,000 related to appreciated investment securities and $168,453,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Equity Income II Fund

February 29, 2008

1.797940.104

EII-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.0%
Automobiles - 0.2%
Harley-Davidson, Inc.	460,000	$ 17,094
Diversified Consumer Services - 0.2%
Sotheby's Class A (ltd. vtg.)	600,000	20,232
Hotels, Restaurants & Leisure - 0.8%
Panera Bread Co. Class A (a)(d)	1,100,000	41,107
Red Robin Gourmet Burgers, Inc. (a)(e)	860,000	28,664
		69,771
Household Durables - 1.2%
KB Home	660,000	15,794
Toll Brothers, Inc. (a)	2,200,000	46,662
Whirlpool Corp.	540,000	45,560
		108,016
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	1,500,000	25,470
Media - 3.0%
News Corp. Class A	2,500,000	46,025
The Walt Disney Co.	1,600,000	51,856
Time Warner, Inc.	4,500,000	70,245
Viacom, Inc. Class B (non-vtg.) (a)	2,800,000	111,300
		279,426
Multiline Retail - 0.3%
Target Corp.	560,000	29,462
Specialty Retail - 1.4%
American Eagle Outfitters, Inc.	3,300,000	70,521
bebe Stores, Inc. (d)	2,200,000	26,862
Big 5 Sporting Goods Corp. (e)	2,000,000	18,500
Christopher & Banks Corp. (d)	1,700,000	18,360
		134,243
Textiles, Apparel & Luxury Goods - 1.6%
Adidas-Salomon AG	860,000	54,567
Coach, Inc. (a)	1,600,000	48,512
Columbia Sportswear Co. (d)	840,000	34,717
Volcom, Inc. (a)	377,731	7,468
		145,264
TOTAL CONSUMER DISCRETIONARY		828,978
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 9.1%
Beverages - 0.4%
Anheuser-Busch Companies, Inc.	820,000	$ 38,614
Food & Staples Retailing - 3.4%
CVS Caremark Corp.	800,000	32,304
SUPERVALU, Inc.	1,300,000	34,125
Wal-Mart Stores, Inc.	4,900,000	242,991
		309,420
Food Products - 1.5%
General Mills, Inc.	1,000,000	55,990
Hershey Co. (d)	2,300,000	85,284
		141,274
Household Products - 2.1%
Clorox Co.	1,600,000	93,104
Kimberly-Clark Corp.	1,600,000	104,288
		197,392
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	1,200,000	51,096
Tobacco - 1.1%
Altria Group, Inc.	1,400,000	102,396
TOTAL CONSUMER STAPLES		840,192
ENERGY - 15.2%
Energy Equipment & Services - 5.1%
Baker Hughes, Inc.	380,000	25,570
Halliburton Co.	6,200,000	237,460
Nabors Industries Ltd. (a)	500,000	15,765
National Oilwell Varco, Inc. (a)	840,000	52,332
Schlumberger Ltd. (NY Shares)	760,000	65,702
Smith International, Inc.	1,100,000	69,333
		466,162
Oil, Gas & Consumable Fuels - 10.1%
Chevron Corp.	2,100,000	181,986
ConocoPhillips	2,100,000	173,691
Exxon Mobil Corp.	6,000,000	522,057
Valero Energy Corp.	1,000,000	57,770
		935,504
TOTAL ENERGY		1,401,666
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 26.1%
Capital Markets - 4.6%
Lehman Brothers Holdings, Inc.	3,300,000	$ 168,267
Merrill Lynch & Co., Inc.	860,000	42,622
Northern Trust Corp.	640,000	43,283
State Street Corp.	1,600,000	125,680
T. Rowe Price Group, Inc.	940,000	47,498
		427,350
Commercial Banks - 4.2%
PNC Financial Services Group, Inc.	1,100,000	67,573
SunTrust Banks, Inc. (d)	700,000	40,691
U.S. Bancorp, Delaware	1,600,000	51,232
Wachovia Corp.	5,900,000	180,658
Wells Fargo & Co.	1,700,000	49,691
		389,845
Diversified Financial Services - 6.9%
Bank of America Corp.	6,100,000	242,414
Citigroup, Inc.	7,400,000	175,454
JPMorgan Chase & Co.	5,300,000	215,445
		633,313
Insurance - 8.5%
AFLAC, Inc.	1,500,000	93,615
American International Group, Inc.	7,800,000	365,508
Hartford Financial Services Group, Inc.	1,900,000	132,810
Marsh & McLennan Companies, Inc.	3,900,000	99,333
MetLife, Inc.	1,500,000	87,390
		778,656
Real Estate Investment Trusts - 0.8%
General Growth Properties, Inc.	2,100,000	74,151
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	2,600,000	52,156
Thrifts & Mortgage Finance - 0.5%
Fannie Mae	1,200,000	33,180
Freddie Mac	600,000	15,108
		48,288
TOTAL FINANCIALS		2,403,759
HEALTH CARE - 8.6%
Biotechnology - 0.5%
Amgen, Inc. (a)	1,000,000	45,520
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.0%
Baxter International, Inc.	600,000	$ 35,412
Becton, Dickinson & Co.	1,400,000	126,588
Covidien Ltd.	2,700,000	115,533
		277,533
Health Care Providers & Services - 1.6%
Medco Health Solutions, Inc. (a)	960,000	42,538
Patterson Companies, Inc. (a)	1,280,000	45,056
UnitedHealth Group, Inc.	1,300,000	60,424
		148,018
Pharmaceuticals - 3.5%
Johnson & Johnson	1,800,000	111,528
Merck & Co., Inc.	3,300,000	146,190
Pfizer, Inc.	2,900,000	64,612
		322,330
TOTAL HEALTH CARE		793,401
INDUSTRIALS - 13.6%
Aerospace & Defense - 3.5%
General Dynamics Corp.	660,000	54,021
Honeywell International, Inc.	1,000,000	57,540
Lockheed Martin Corp.	540,000	55,728
The Boeing Co.	580,000	48,018
United Technologies Corp.	1,500,000	105,765
		321,072
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B (d)	1,400,000	98,336
UTI Worldwide, Inc.	1,400,000	23,492
		121,828
Airlines - 0.2%
Delta Air Lines, Inc. (a)	1,300,000	17,355
Construction & Engineering - 1.0%
KBR, Inc. (a)	2,700,000	89,991
Electrical Equipment - 0.3%
Roper Industries, Inc.	460,000	25,944
Industrial Conglomerates - 3.0%
3M Co.	1,200,000	94,080
General Electric Co.	5,500,000	182,270
		276,350
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.6%
Caterpillar, Inc.	1,100,000	$ 79,563
Deere & Co.	540,000	46,013
Illinois Tool Works, Inc.	1,100,000	53,977
ITT Corp.	500,000	28,120
SPX Corp.	380,000	38,874
		246,547
Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	1,400,000	122,892
YRC Worldwide, Inc. (a)(d)	1,400,000	19,264
		142,156
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	400,000	16,264
TOTAL INDUSTRIALS		1,257,507
INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	2,000,000	48,740
Corning, Inc.	2,300,000	53,429
Harris Corp.	460,000	22,462
		124,631
Computers & Peripherals - 2.5%
Hewlett-Packard Co.	3,100,000	148,087
International Business Machines Corp.	760,000	86,534
		234,621
Electronic Equipment & Instruments - 1.1%
Avnet, Inc. (a)	1,400,000	47,194
Tyco Electronics Ltd.	1,600,000	52,640
		99,834
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	30,000	14,135
IT Services - 0.7%
Accenture Ltd. Class A	1,100,000	38,775
Convergys Corp. (a)	1,600,000	23,104
		61,879
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	3,100,000	$ 59,427
Intel Corp.	5,000,000	99,750
		159,177
Software - 0.9%
Microsoft Corp.	2,100,000	57,162
Oracle Corp. (a)	1,600,000	30,080
		87,242
TOTAL INFORMATION TECHNOLOGY		781,519
MATERIALS - 2.4%
Chemicals - 1.5%
Airgas, Inc.	1,800,000	87,462
Sigma Aldrich Corp.	900,000	49,518
		136,980
Containers & Packaging - 0.2%
Aptargroup, Inc.	600,000	22,488
Metals & Mining - 0.7%
Alcoa, Inc.	1,600,000	59,424
TOTAL MATERIALS		218,892
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	7,600,000	264,708
Verizon Communications, Inc.	3,300,000	119,856
		384,564
UTILITIES - 2.9%
Electric Utilities - 2.9%
Entergy Corp.	540,000	55,480
Exelon Corp.	1,200,000	89,820
FirstEnergy Corp.	440,000	29,740
PPL Corp.	1,000,000	45,380
Reliant Energy, Inc. (a)	2,000,000	45,600
		266,020
TOTAL COMMON STOCKS (Cost $8,657,881)		9,176,498
Money Market Funds - 1.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.24% (b)	26,807,833	$ 26,808
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	94,166,875	94,167
TOTAL MONEY MARKET FUNDS (Cost $120,975)		120,975
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) # (Cost $4,587)	$ 4,588	4,587
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $8,783,443)		9,302,060
NET OTHER ASSETS - (0.9)%		(85,006)
NET ASSETS - 100%		$ 9,217,054
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$4,587,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 1,700
Banc of America Securities LLC	1,272
Societe Generale, New York Branch	1,615
$ 4,587
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 315
Fidelity Securities Lending Cash Central Fund	161
Total	$ 476
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big 5 Sporting Goods Corp.	$ 32,860	$ -	$ -	$ 180	$ 18,500
Red Robin Gourmet Burgers, Inc.	34,022	-	-	-	28,664
Total	$ 66,882	$ -	$ -	$ 180	$ 47,164
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,302,060	$ 9,242,906	$ 59,154	$ 0
Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $8,797,606,000. Net unrealized appreciation aggregated $504,454,000, of which $1,264,725,000 related to appreciated investment securities and $760,271,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Independence Fund

February 29, 2008

1.797942.104

FRE-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 0.2%
Fiat SpA	500,000	$ 10,557
Diversified Consumer Services - 0.4%
Sotheby's Class A (ltd. vtg.)	783,400	26,416
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	378,800	20,497
Household Durables - 0.3%
Gafisa SA ADR (a)(d)	474,200	18,574
Internet & Catalog Retail - 0.7%
Priceline.com, Inc. (a)(d)	379,400	43,259
Media - 0.4%
Focus Media Holding Ltd. ADR (a)(d)	407,200	20,511
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. (a)(d)	1,313,100	31,935
Lululemon Athletica, Inc.	300,000	8,070
		40,005
TOTAL CONSUMER DISCRETIONARY		179,819
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	100,000	6,192
Household Products - 0.3%
Procter & Gamble Co.	300,000	19,854
TOTAL CONSUMER STAPLES		26,046
ENERGY - 28.7%
Energy Equipment & Services - 5.4%
Atwood Oceanics, Inc. (a)	600,000	55,854
Cameron International Corp. (a)	800,000	33,984
FMC Technologies, Inc. (a)	600,000	33,996
Nabors Industries Ltd. (a)	1,000,000	31,530
National Oilwell Varco, Inc. (a)	500,000	31,150
Oceaneering International, Inc. (a)	727,800	43,668
Transocean, Inc. (a)	419,340	58,921
Weatherford International Ltd. (a)	588,100	40,532
		329,635
Oil, Gas & Consumable Fuels - 23.3%
Apache Corp.	800,000	91,768
Arch Coal, Inc.	1,400,000	71,526
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cabot Oil & Gas Corp.	1,025,200	$ 51,004
Chesapeake Energy Corp.	1,900,000	85,918
China Shenhua Energy Co. Ltd. (H Shares)	4,885,000	24,882
EOG Resources, Inc.	1,100,000	130,889
Hess Corp.	900,000	83,862
Peabody Energy Corp.	2,100,000	118,902
Petroplus Holdings AG (a)	568,020	37,713
PT Bumi Resources Tbk	20,000,000	16,324
Quicksilver Resources, Inc. (a)	3,367,800	115,852
Range Resources Corp.	1,450,100	88,717
Southwestern Energy Co. (a)	1,200,000	78,276
Sunoco, Inc.	385,700	23,559
Tesoro Corp.	785,700	29,181
Ultra Petroleum Corp. (a)	1,887,079	148,079
Valero Energy Corp.	2,513,700	145,216
Williams Companies, Inc.	1,273,900	45,886
XTO Energy, Inc.	650,000	40,112
		1,427,666
TOTAL ENERGY		1,757,301
FINANCIALS - 9.9%
Capital Markets - 1.3%
Fortress Investment Group LLC (d)	800,000	11,200
GLG Partners, Inc. (a)(d)	1,150,000	14,962
Goldman Sachs Group, Inc.	75,000	12,722
Merrill Lynch & Co., Inc.	300,000	14,868
Och-Ziff Capital Management Group LLC Class A (d)	1,000,400	23,149
The Blackstone Group LP	300,000	4,950
		81,851
Commercial Banks - 2.1%
Banco do Brasil SA	1,200,000	19,953
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	333,400	8,448
Industrial & Commercial Bank of China	8,700,000	6,036
Uniao de Bancos Brasileiros SA (Unibanco) GDR	679,100	92,100
		126,537
Diversified Financial Services - 3.9%
Apollo Global Management LLC (a)(e)	1,703,400	24,699
Bank of America Corp.	2,000,000	79,480
Bovespa Holding SA	1,068,000	17,014
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	150,000	$ 76,995
Hong Kong Exchanges & Clearing Ltd.	500,000	9,499
JPMorgan Chase & Co.	700,000	28,455
		236,142
Insurance - 0.9%
LandAmerica Financial Group, Inc. (d)	200,000	7,364
Principal Financial Group, Inc. (d)	700,000	38,661
The First American Corp.	300,000	10,449
		56,474
Real Estate Investment Trusts - 1.4%
Annaly Capital Management, Inc.	762,100	15,768
General Growth Properties, Inc.	400,000	14,124
SL Green Realty Corp.	500,000	45,750
Taubman Centers, Inc.	200,000	9,750
		85,392
Thrifts & Mortgage Finance - 0.3%
Countrywide Financial Corp.	500,000	3,155
Fannie Mae	250,000	6,913
Freddie Mac	300,000	7,554
		17,622
TOTAL FINANCIALS		604,018
HEALTH CARE - 7.3%
Biotechnology - 2.2%
Celgene Corp. (a)	1,683,300	94,888
Genentech, Inc. (a)	531,312	40,247
		135,135
Health Care Equipment & Supplies - 0.9%
Beckman Coulter, Inc. (d)	441,700	29,815
Becton, Dickinson & Co.	290,500	26,267
		56,082
Health Care Providers & Services - 3.3%
Express Scripts, Inc. (a)	850,000	50,235
Humana, Inc. (a)	1,081,000	73,865
Medco Health Solutions, Inc. (a)	985,800	43,681
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp. (a)	4,500,000	$ 21,645
UnitedHealth Group, Inc.	300,000	13,944
		203,370
Pharmaceuticals - 0.9%
Allergan, Inc.	400,000	23,692
Elan Corp. PLC sponsored ADR (a)	499,600	11,376
Merck & Co., Inc.	400,000	17,720
		52,788
TOTAL HEALTH CARE		447,375
INDUSTRIALS - 13.6%
Aerospace & Defense - 7.2%
General Dynamics Corp.	700,000	57,295
Honeywell International, Inc.	800,000	46,032
L-3 Communications Holdings, Inc.	785,700	83,512
Lockheed Martin Corp.	800,000	82,560
Precision Castparts Corp.	500,000	55,195
Raytheon Co.	1,300,000	84,292
The Boeing Co.	350,000	28,977
		437,863
Airlines - 0.6%
UAL Corp.	1,200,000	36,360
Commercial Services & Supplies - 0.0%
EnergySolutions, Inc.	34,700	756
Construction & Engineering - 0.1%
China Communications Construction Co. Ltd. (H Shares)	2,000,000	5,182
Electrical Equipment - 2.1%
ABB Ltd. sponsored ADR	1,875,300	46,958
Alstom SA	200,000	42,028
First Solar, Inc. (a)	200,000	41,040
		130,026
Industrial Conglomerates - 0.2%
McDermott International, Inc. (a)	236,376	12,344
Machinery - 2.4%
Caterpillar, Inc.	478,600	34,617
Cummins, Inc.	1,000,000	50,380
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	600,000	$ 48,378
MAN AG	95,200	12,530
		145,905
Marine - 1.0%
DryShips, Inc.	682,200	51,370
Eagle Bulk Shipping, Inc.	367,300	9,781
		61,151
TOTAL INDUSTRIALS		829,587
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 3.2%
Cisco Systems, Inc. (a)	1,168,800	28,484
Harris Corp.	490,500	23,951
Infinera Corp.	252,500	2,949
Juniper Networks, Inc. (a)	1,000,000	26,820
Research In Motion Ltd. (a)	999,700	103,769
Starent Networks Corp.	500,000	7,865
		193,838
Computers & Peripherals - 0.6%
Apple, Inc. (a)	214,200	26,779
Data Domain, Inc. (d)	600,000	12,744
		39,523
Internet Software & Services - 0.3%
Google, Inc. Class A (sub. vtg.) (a)	42,151	19,861
Semiconductors & Semiconductor Equipment - 0.5%
Cree, Inc. (a)	800,000	24,720
Entropic Communications, Inc.	626,000	3,706
		28,426
Software - 1.8%
Nintendo Co. Ltd.	221,700	110,673
TOTAL INFORMATION TECHNOLOGY		392,321
MATERIALS - 25.9%
Chemicals - 14.9%
CF Industries Holdings, Inc.	300,000	36,624
FMC Corp.	500,000	28,305
Monsanto Co.	1,615,401	186,870
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	1,573,900	$ 250,093
Terra Industries, Inc. (a)(d)	600,000	27,126
The Mosaic Co. (a)(d)	3,147,700	350,335
Uralkali JSC:
ADR (a)(e)	66,800	2,706
unit (a)	683,300	27,680
		909,739
Metals & Mining - 11.0%
ArcelorMittal SA (NY Reg.) Class A	569,100	43,263
BHP Billiton Ltd. sponsored ADR (d)	650,000	47,567
Companhia Vale do Rio Doce sponsored ADR	1,621,400	56,490
Fording Canadian Coal Trust	600,000	29,651
Freeport-McMoRan Copper & Gold, Inc. Class B	1,788,100	180,348
Goldcorp, Inc.	2,600,000	112,265
Impala Platinum Holdings Ltd.	981,400	40,581
Kinross Gold Corp. (a)	2,500,000	61,862
Nucor Corp.	900,000	58,113
RTI International Metals, Inc. (a)	200,000	10,974
Steel Dynamics, Inc.	600,000	34,956
		676,070
TOTAL MATERIALS		1,585,809
UTILITIES - 1.2%
Independent Power Producers & Energy Traders - 1.2%
Constellation Energy Group, Inc.	128,300	11,335
NRG Energy, Inc. (a)(d)	1,557,200	64,266
		75,601
TOTAL COMMON STOCKS (Cost $5,056,502)		5,897,877
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 3.24% (b)	181,438,240	181,438
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	174,045,375	174,045
TOTAL MONEY MARKET FUNDS (Cost $355,483)		355,483
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) # (Cost $3,150)	$ 3,151	$ 3,150
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $5,415,135)		6,256,510
NET OTHER ASSETS - (2.3)%		(139,807)
NET ASSETS - 100%		$ 6,116,703
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,405,000 or 0.4% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,150,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 1,168
Banc of America Securities LLC	873
Societe Generale, New York Branch	1,109
$ 3,150
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,310
Fidelity Securities Lending Cash Central Fund	1,038
Total	$ 2,348
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,256,510	$ 5,937,355	$ 319,155	$ 0
Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $5,438,646,000. Net unrealized appreciation aggregated $817,864,000, of which $1,088,524,000 related to appreciated investment securities and $270,660,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 29, 2008